Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

9. Subsequent Events

There were no subsequent events from September 30, 2019 through the date the condensed consolidated financial statements were originally issued.

Events subsequent to original issuance of condensed consolidated financial statements (unaudited)

In connection with the reissuance of the condensed consolidated financial statements, the Company evaluated subsequent events through February 10, 2020, the date on which the condensed consolidated financial statements were available to be reissued.

Subsequent to the quarterly report on Form 10-Q for the period ended September 30, 2019, filed with the SEC on November 13, 2019, the following events occurred:

Termination of Independent Contractor Agreement with Emerald Health Sciences

On December 17, 2019, the Board of Directors of the Company (the “Board”) approved the termination of the Independent Contractor Agreement, dated as of February 1, 2018, between the Company and Emerald Health Sciences, pursuant to which EHS provided to the Company corporate advisory services and services related to business development, marketing, investor relations, information technology and product development. The termination of the Independent Contractor Agreement was executed on December 19, 2019 and will become effective as of December 31, 2019.

Changes in Board of Director Composition

On December 17, 2019, the Board accepted the resignation of Dr. Avtar Dhillon, who offered his resignation as the Executive Chairman of the Board and the position of Chairman of the Finance and Business Development Committee of the Board. The Company entered into a Board Observer Agreement with EHS to allow Dr. Dhillon to continue as a representative of EHS as a non-voting observer in future meetings of the Board, and into an Independent Contractor Services Agreement with Dr. Dhillon, pursuant to which Dr. Dhillon will provide ongoing corporate finance and strategic business advisory services to the Company.

The Board also appointed Punit Dhillon, an existing member of the Board, as Chairman of the Board and as Chairman of the Finance and Business Development Committee of the Board, to fill the vacancies in such offices created by the resignation of Dr. Dhillon.

Board Approval of Corporate Name Change

On December 17, 2019, the Board has approved the change of the name of the Company to “EMBI Pharmaceuticals, Inc.” subject to regulatory and stockholder approval.

Board Observer Agreement with Emerald Health Sciences

On December 19, 2019, the Company entered into a Board Observer Agreement with EHS. The Board Observer Agreement gives a right to EHS to designate one observer to the Board of Directors of the Company for so long as EHS maintains ownership of any securities in the Company. Under the Board Observer Agreement, the board observer will be permitted to attend all meetings (whether in person, telephonically or otherwise) of the board of directors of the Company in a non-voting, observer capacity. EHS appointed Dr. Avtar Dhillon as an initial board observer. The Board Observer Agreement may be terminated by either party for cause upon written notice to the other party if the other party defaults in the performance of the agreement in any material respect or materially breaches the terms of the agreement, or without cause upon 30 days’ prior written notice to the other party.

Execution of Independent Contractor Services Agreement with Dr. Avtar Dhillon

On December 19, 2019, the Company entered into an Independent Contractor Services Agreement with Dr. Avtar Dhillon, pursuant to which Dr. Dhillon will provide ongoing corporate finance and strategic business advisory services to the Company. In exchange for his services, Dr. Dhillon will receive a monthly fee of $10,000, with (i) $5,000 paid each month and (ii) $5,000 accruing from the effective date and payable upon Company’s completion of a material financing. The Board will review the monthly rate paid to Dr. Dhillon within 90 days of the end of each fiscal year. The Independent Contractor Services Agreement has an initial term of one year and will renew automatically thereafter unless terminated earlier by either party. The Independent Contractor Services Agreement may be terminated by either party for cause upon written notice to the other party if the other party defaults in the performance of the agreement in any material respect or materially breaches the terms of the agreement, or without cause upon 30 days’ prior written notice to the other party.

Warrant Exercise Agreement with Emerald Health Sciences

On December 20, 2019, the Company entered into an warrant exercise agreement with Emerald Health Sciences (“EHS”), pursuant to which EHS, as warrant holder and lender under the Multi Draw Credit Agreement, dated as of October 5, 2018, between EHS and the Company (the “Credit Agreement”), exercised 40.80 million of the Company’s warrants previously issued to EHS under the terms of the Credit Agreement. EHS paid the aggregate exercise price of approximately $4.08 million for the related warrant shares in the form of a reduction of the corresponding amount of obligations outstanding under the Credit Agreement. Upon consummation of the transactions contemplated by the warrant exercise agreement, the total outstanding principal amount excluding discounts under the Credit Agreement was $2,014,500.

12. Subsequent Events

Pharmaceuticals International, Inc. Agreement

In January 2019 we executed an agreement with Pharmaceuticals International, Inc. (“Pii”) to conduct studies to determine options for producing a sterile dosage form which can be dosed in humans in a phase I study. Pii will focus efforts on an immediate release formulation and will conduct appropriate formulation studies to determine processing options and formulations which can either be sterile filtered, radiated or terminally sterilized. Pursuant to the terms of the agreement, the Company will pay an estimated $72,500 to initiate the project. After the initial evaluation, the Company has agreed to pay additional fees and expenses upon completion of certain milestones.

Nemus may terminate this Agreement at any time and for any reason at the sole discretion upon thirty days advance written notice to Pii. Upon such termination, Nemus shall pay all costs incurred by Pii for work performed prior to the effective date of termination, provided Pii provides written evidence that such costs have been incurred and such work performed. Either party may terminate this Agreement if the other party is in default of any of its material obligations set forth herein, and such breach is not cured within 60 days, which time period shall be reduced to thirty days for any default of any monetary obligation, after the breaching party’s receipt of a written notice from the nonbreaching party that describes such breach in reasonable detail.

RRD International Agreement

In January 2019 we entered into work orders #2 and #3 with RRD International, LLC (“RRD”) which relate to the Master Services Agreement dated March 10, 2016. Under the terms of these additional work orders, RRD shall provide strategic 505(b)(2) regulatory planning, prepare a Pre-IND (“PIND”) meeting information package and set up and attend a PIND meeting with the FDA. The term of the work order shall continue until the earlier of April 30, 2019 or the date upon which the services are complete unless this Work Order is terminated by the Parties. The aggregate amount of payments due by the Company under the contract is $78,680 plus an estimated $22,000 of pass through expenses and consulting fees.

2nd Draw on Multi Draw Credit Facility

On February 1, 2019, the Company effected the second draw under the Credit Agreement in the amount of $2,000,000 and issued Emerald a warrant to purchase 2,500,000 shares of common stock at an exercise price of $0.50 per share, in accordance with the terms of the Credit Agreement.

Corporate Name Change

At the Board of Director meeting held on February 4, 2019 it was unanimously approved to proceed with changing the Company’s name from Nemus Bioscience, Inc. to Emerald Bioscience, Inc. The amendment to the Company’s articles of incorporation will be effective upon the filing of a Certificate of Amendment with the Nevada Secretary of State, which is expected to occur on or about March 25, 2019.

Noramco Agreement

In February 2019, we entered into a master development and clinical supply agreement with Noramco, Inc. (“Noramco”) to provide manufacturing and product development services for the Company’s analog formulation of cannabidiol (“CBD”). The Company will pay $146,386 upfront and additional payments will be made upon Noramco shipping of the active pharmaceutical ingredient to the Company.

Either party may terminate this Agreement immediately without further action if (i) the other party files a petition in bankruptcy, or enters into an agreement with its creditors, or applies for or consents to the appointment of a receiver, administrative receiver, trustee or administrator, or makes an assignment for the benefit of creditors, or suffers or permits the entry of any order adjudicating it to be bankrupt or insolvent and such order is not discharged within 30 days, or takes any equivalent or similar action in consequence of debt in any jurisdiction; or (ii) the other party materially breaches any of the provisions of this Agreement, and such breach is not cured within 45 days after the giving of written notice requiring the breach to be remedied; provided, that in the case of a failure of the Company to make payments in accordance with the terms of this Agreement, Noramco may terminate this Agreement if such payment breach is not cured within 30 days of receipt of notice of non-payment from Noramco. In addition, either Party may terminate this Agreement at any time upon four (4) months prior written notice to Noramco. In the event of termination, the Company shall pay Noramco for all Services performed up to the date of termination and all non-cancelable commitments made specifically in performance of the master development and clinical supply agreement.